Future Income Taxes	12 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Future Income Taxes (Expressed in Canadian $000’s except per share amounts)

7.	Future Income Taxes
a)	The significant components of the Company's future tax assets and liabilities are as follows:
	September 30, 2012 $	September 30, 2011 $
Property, plant and equipment	1,384	2,397
Non-capital loss carryforward	2,877	2,482
Share issuance costs	515	752
Asset retirement obligation	60	60
Valuation allowance	(4,836)	(5,691)
	-	-
b)	The Company has estimated tax pools totaling $96,686 as follows:
	Rate of claim	September 30, 2012 $
U.S. tax pools	100%	77,343
Canadian tax pools	Various	19,343
		96,686

c)	FIT Rate Reconciliation
	Zodiac Exploration Corp	Zodiac USA Corp	Total
Expected (income) loss	4,121	23,510	27,631
US Federal & State tax rate	-	43.4%	-
Adjustment on consolidation	-	(43.4%)	-
Consolidated tax rate	29%	34%	-
	1,195	7,993	9,188
Future tax differences	10,504	-	10,504
Non-deductible	(6,863)	-	(6,863)
Change in tax rates	-	-	-
Valuation	(4,836)	(7,993)	(12,829)
	-	-	-